Management Report - Corporate Divisions - Corporate & Investment Bank (Detail) - Corporate & Investment Bank [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net revenues [Abstract]
Global Transaction Banking		€ 3,942		€ 4,421		€ 4,609
Equity Origination		396		405		658
Debt Origination		1,327		1,393		1,481
Advisory		508		495		575
Origination and Advisory		2,231		2,292		2,714
Financing		2,231		2,375		2,127
Sales & Trading (Equity)		2,085		2,571		3,416
Sales & Trading (FIC)		4,380		5,087		6,083
Sales & Trading		6,465		7,658		9,499
Other		(644)		17		(51)
Total net revenues		14,226		16,763		18,899
Provision for credit losses		213		816		393
Noninterest expenses [Abstract]
Compensation and benefits		4,273		3,955		4,897
General and administrative expenses		8,782		9,655		11,662
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		6		285		2,168
Restructuring activities		82		299		129
Total noninterest expenses		13,143		14,193		18,856
Noncontrolling interests		26		49		26
Income (loss) before income taxes		€ 843		€ 1,705		€ (376)
Cost/income ratio		92.00%		85.00%		100.00%
Assets	[1]	€ 1,127,028		€ 1,201,894		€ 1,236,770
Risk-weighted assets		231,574	[2]	237,596	[3]	247,423	[2]
Average shareholders equity		€ 44,169		€ 40,518		€ 39,258	[4]
Post-tax return on average tangible shareholders equity		1.40%		3.00%	[5]	(0.70%)	[6]
Post-tax return on average shareholders equity		1.30%	[7]	2.80%	[5]	(0.60%)	[6]

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[2]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[3]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded
[4]	See Note4 Business Segments and Related Information to the consolidated financial statements for a description of how average shareholders' equity is allocated to the divisions
[5]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (67)% for the year ended December31, 2016. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35% for the year ended December31, 2016
[6]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (11)% for the year ended December31, 2015. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35% for the year ended December31, 2015
[7]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 160% for the year ended December31, 2017. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33% for the year ended December31, 2017